February 17, 2012

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Subject:         Nationwide Multi-Flex Variable Account
Nationwide Life Insurance Company
SEC File No. 002-75174
CIK Number: 0000356723

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Multi-Flex Variable Account (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 44 to the Registration Statement for the Company and the Variable Account which became effective February 14, 2012.

Please contact me direct at (614) 249-6522 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ JEANNY V SIMAITIS

Jeanny V. Simaitis
Managing Counsel